UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Emerging Markets Fund Delaware Global Value Fund Delaware International Value Equity Fund May 31, 2013 Global / international equity mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	4
Statements of net assets	10
Statements of operations	28
Statements of changes in net assets	30
Financial highlights	36
Notes to financial statements	64
About the organization	79

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,101.80	1.69%	$8.86
Class B	1,000.00	1,096.90	2.44%	12.76
Class C	1,000.00	1,097.20	2.44%	12.76
Class R	1,000.00	1,099.90	1.94%	10.16
Institutional Class	1,000.00	1,103.60	1.44%	7.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.50	1.69%	$8.50
Class B	1,000.00	1,012.76	2.44%	12.24
Class C	1,000.00	1,012.76	2.44%	12.24
Class R	1,000.00	1,015.26	1.94%	9.75
Institutional Class	1,000.00	1,017.75	1.44%	7.24

Delaware Global Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,132.20	1.55%	$8.24
Class B	1,000.00	1,129.00	2.30%	12.21
Class C	1,000.00	1,127.80	2.30%	12.20
Institutional Class	1,000.00	1,133.10	1.30%	6.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class B	1,000.00	1,013.46	2.30%	11.55
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,111.80	1.46%	$7.69
Class B	1,000.00	1,107.80	2.21%	11.61
Class C	1,000.00	1,107.00	2.21%	11.61
Class R	1,000.00	1,109.80	1.71%	8.99
Institutional Class	1,000.00	1,112.30	1.21%	6.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.65	1.46%	$7.34
Class B	1,000.00	1,013.91	2.21%	11.10
Class C	1,000.00	1,013.91	2.21%	11.10
Class R	1,000.00	1,016.40	1.71%	8.60
Institutional Class	1,000.00	1,018.90	1.21%	6.09

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

Security type/country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	99.21%
Argentina	2.07%
Brazil	19.29%
China/Hong Kong	19.52%
India	4.04%
Israel	1.62%
Kingdom of Bahrain	0.07%
Malaysia	1.41%
Mexico	7.29%
Poland	1.40%
Republic of Korea	19.48%
Russia	5.94%
South Africa	3.16%
Taiwan	3.67%
Thailand	2.22%
Turkey	1.07%
United Kingdom	0.06%
United States	6.90%
Participation Notes	0.00%
Preferred Stock	2.66%
Securities Lending Collateral	2.15%
Total Value of Securities	104.02%
Obligation to Return Securities Lending Collateral	(2.16%)
Other Liabilities Net of Receivables and Other Assets	(1.86%)
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	5.24%
Consumer Staples	12.74%
Energy	15.46%
Financials	14.04%
Healthcare	1.62%
Industrials	6.54%
Information Technology	21.54%
Materials	7.28%
Telecommunication Services	16.62%
Utilities	0.79%
Total	101.87%

Security type/country and sector allocations
Delaware Global Value Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/country	Percentage of net assets
Common Stock by Country	100.87%
Canada	5.11%
China/Hong Kong	1.88%
Denmark	2.08%
France	12.86%
Germany	1.05%
Israel	1.97%
Italy	1.08%
Japan	10.18%
Netherlands	1.43%
Norway	1.40%
Russia	1.48%
Switzerland	3.94%
United Kingdom	8.56%
United States	47.85%
Short-Term Investment	0.10%
Securities Lending Collateral	9.14%
Total Value of Securities	110.11%
Obligation to Return Securities Lending Collateral	(9.55%)
Other Liabilities Net of Receivables and Other Assets	(0.56%)
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	20.03%
Consumer Staples	6.52%
Energy	9.97%
Financials	19.38%
Healthcare	11.47%
Industrials	14.45%
Information Technology	8.76%
Materials	6.10%
Telecommunication Services	3.46%
Utilities	0.73%
Total	100.87%

Security type/country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/country	Percentage of net assets
Common Stock by Country	97.29%
Canada	7.29%
China/Hong Kong	5.16%
Denmark	2.14%
France	21.64%
Germany	6.66%
Israel	2.93%
Italy	2.83%
Japan	17.27%
Netherlands	2.01%
Norway	1.81%
Republic of Korea	1.05%
Russia	1.76%
Sweden	4.02%
Switzerland	8.49%
United Kingdom	10.31%
United States	1.92%
Short-Term Investments	2.11%
Securities Lending Collateral	14.34%
Total Value of Securities	113.74%
Obligation to Return Securities Lending Collateral	(14.73%)
Receivables and Other Assets Net of Other Liabilities	0.99%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	18.73%
Consumer Staples	8.77%
Energy	9.02%
Financials	12.75%
Healthcare	12.85%
Industrials	13.01%
Information Technology	7.39%
Materials	9.22%
Telecommunication Services	4.57%
Utilities	0.98%
Total	97.29%

Statements of net assets
Delaware Emerging Markets Fund	May 31, 2013 (Unaudited)

		Number of shares	Value (U.S. $)
ΔCommon Stock – 99.21%
Argentina – 2.07%
*	Arcos Dorados Holdings Class A	1,134,109	$15,628,022
@	Cresud ADR	1,442,769	11,672,001
@=#	Grupo Clarin Class B GDR 144A	353,200	1,390,472
@	IRSA Inversiones y Representaciones ADR	867,000	8,184,480
†	Pampa Energia ADR	95,300	311,631
	YPF ADR	800,000	11,520,000
			48,706,606
Brazil – 19.29%
	AES Tiete	597,480	5,674,617
	All America Latina Logistica	6,192,900	30,261,435
†	B2W Cia Digital	2,930,600	13,677,455
	Banco Santander Brasil ADR	2,850,000	20,320,500
†	Braskem ADR	166,927	2,629,100
	BRF ADR	1,500,000	34,995,000
	Centrais Eletricas Brasileiras	2,140,204	5,513,698
*	Cia Brasileira de Distribuicao Grupo Pao
	de Acucar ADR	368,300	18,105,628
	Cia Siderurgica Nacional ADR	2,367,908	7,458,910
*†	Fibria Celulose ADR	3,800,000	41,724,000
@	Gerdau	2,764,900	15,575,266
†	Gol Linhas Aereas Inteligentes ADR	3,141,526	14,011,206
	Hypermarcas	4,565,800	35,820,642
	Itau Unibanco Holding ADR	2,145,000	32,260,800
	Petroleo Brasileiro ADR	4,950,000	87,961,500
	Tim Participacoes ADR	4,331,800	82,997,288
	Vale ADR	400,000	5,760,000
			454,747,045
China/Hong Kong – 19.52%
†	Baidu ADR	700,000	67,648,000
	Bank of China	30,000,000	14,129,891
†	Bitauto Holdings ADR	205,400	2,097,134
	China Construction Bank	33,000,000	26,605,440
*@†	China Huiyuan Juice Group	9,998,000	4,080,042
	China Mengniu Dairy	4,860,000	16,939,135
	China Mobile	1,500,000	15,861,366
	China Mobile ADR	498,090	25,801,062
	China Petroleum & Chemical	12,902,500	13,158,452
	China Unicom Hong Kong ADR	1,088,334	14,746,926

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
China/Hong Kong (continued)
	CNOOC ADR	163,000	$28,335,920
	First Pacific	4,071,002	5,387,808
	Fosun International	2,886,500	2,416,108
*†	Foxconn International Holdings	14,370,000	8,125,808
	Guangshen Railway	11,000,000	4,924,495
@†	Hollysys Automation Technologies	550,000	6,457,000
	Industrial & Commercial Bank of China	28,000,000	19,590,322
	Kunlun Energy	11,500,000	21,947,417
@†	Shanda Games ADR	2,122,400	8,744,288
†	Sina	440,000	25,388,000
@	Sinotrans	15,326,332	3,086,874
*†	Sohu.com	1,075,000	68,993,499
@*†	Tianjin Development Holdings	15,559,550	9,513,289
@†	Tom Group	47,638,000	5,758,585
@	Travelsky Technology	8,999,100	6,485,559
@*	Uni-President China Holdings	30,469,000	33,886,368
			460,108,788
India – 4.04%
†	Indiabulls Infrastructure & Power GDR	300,961	15,981
	Indiabulls Real Estate GDR	102,021	125,895
	Reliance Industries	3,350,000	47,574,547
#@	Reliance Industries GDR 144A	1,370,003	39,277,986
@	Tata Chemicals	1,560,742	8,316,249
			95,310,658
Israel – 1.62%
	Teva Pharmaceutical Industries ADR	1,000,000	38,200,000
			38,200,000
Kingdom of Bahrain – 0.07%
#@	Aluminum Bahrain GDR 144A	221,400	1,585,623
			1,585,623
Malaysia – 1.41%
@	Hong Leong Bank	3,059,889	13,973,038
†	UEM Land Holdings	17,000,000	19,176,154
			33,149,192

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Mexico – 7.29%
	America Movil Series L ADR	2,325,000	$46,290,750
	Cemex ADR	3,432,000	39,468,000
*†	Desarrolladora Homex ADR	851,303	4,001,124
†	Empresas ICA	4,500,000	8,106,395
	Fomento Economico Mexicano ADR	146,122	15,867,388
	Grupo Televisa ADR	2,230,000	58,158,400
			171,892,057
Poland – 1.40%
	Jastrzebska Spolka Weglowa	254,155	6,160,556
†	Polski Koncern Naftowy Orlen	600,000	9,584,501
	Telekomunikacja Polska	7,000,000	17,167,940
			32,912,997
Republic of Korea – 19.48%
	E-Mart	90,000	15,726,789
	KB Financial Group	900,000	29,172,736
@	KB Financial Group ADR	1,200,000	39,180,000
@	KCC	118,000	35,576,129
†	Korea Electric Power ADR	600,000	7,068,000
	KT ADR	1,695,500	28,586,130
*†	LG Display ADR	1,000,000	13,720,000
	LG Electronics	230,000	16,321,605
†	LG Uplus	1,840,040	18,970,180
@	Lotte Chilsung Beverage	23,000	30,636,477
@	Lotte Confectionery	10,719	16,535,597
	Samsung Electronics	70,192	94,443,544
	Samsung Life Insurance	310,000	28,757,795
	Shinsegae	29,232	5,592,891
†	SK Communications	171,609	1,127,290
	SK Telecom	69,471	12,808,430
	SK Telecom ADR	3,204,700	65,055,410
			459,279,003
Russia – 5.94%
†@	Chelyabinsk Zinc Plant GDR	143,300	533,964
†	Enel OGK-5 GDR	21,161	42,441
@#=†	Etalon Group GDR 144A	1,616,300	6,132,242

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Russia (continued)
†	Gazprom ADR	4,000,000	$29,829,384
	LUKOIL ADR	170,000	9,953,500
	LUKOIL ADR (London International Exchange)	167,328	9,791,280
†	MegaFon GDR	500,000	15,591,621
	Mobile Telesystems ADR	1,100,000	21,197,000
	Rosneft GDR	2,855,464	18,746,121
=	Sberbank	5,944,801	18,437,027
†	Surgutneftegas ADR	500,000	3,736,103
†	TGK-5 GDR	8,771	3,279
†	X5 Retail Group GDR	301,794	5,938,265
			139,932,227
South Africa – 3.16%
*†	Anglo American Platinum	80,000	2,605,948
*†	ArcelorMittal South Africa	1,300,000	3,722,488
*	Impala Platinum Holdings	500,000	5,241,643
	Sasol	400,000	17,841,865
	Standard Bank Group	2,009,265	22,255,313
	Sun International	290,543	2,887,929
@	Tongaat Hulett	827,113	10,025,886
*	Vodacom Group	900,000	10,023,756
			74,604,828
Taiwan – 3.67%
	Hon Hai Precision Industry	15,381,000	38,877,540
	Taiwan Semiconductor Manufacturing	7,000,000	25,430,797
	United Microelectronics	43,000,000	18,874,431
†	Walsin Lihwa	10,711,756	3,316,415
			86,499,183
Thailand – 2.22%
	Airports of Thailand-Foreign	6,000,000	36,669,970
	Bangkok Bank-Foreign	2,300,000	15,629,100
			52,299,070
Turkey – 1.07%
†	Turkcell Iletisim Hizmetleri ADR	1,085,000	16,676,450
	Turkiye Sise ve Cam Fabrikalari	5,100,968	8,635,409
			25,311,859

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United Kingdom – 0.06%
@† Griffin Mining	3,056,187	$1,496,208
		1,496,208
United States – 6.90%
Avon Products	2,621,100	61,779,327
† MEMC Electronic Materials	3,600,000	29,052,000
† Yahoo	2,727,700	71,738,510
		162,569,837
Total Common Stock (cost $2,389,416,959)		2,338,605,181

Participation Notes – 0.00%
#=† Lehman Indian Oil CW 12 LEPO 144A	172,132	0
#=† Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	0
Total Participation Notes (cost $8,559,056)		0

ΔPreferred Stock – 2.66%
Brazil – 1.14%
† Braskem Class A	1,049,994	8,124,939
Vale Class A 7.18%	1,400,000	18,902,760
		27,027,699
Republic of Korea – 0.87%
Samsung Electronics 0.92%	23,662	20,488,195
		20,488,195
Russia – 0.65%
= AK Transneft 0.94%	7,239	15,265,649
		15,265,649
Total Preferred Stock (cost $45,373,872)		62,781,543

Total Value of Securities Before Securities
Lending Collateral – 101.87%
(cost $2,443,349,887)		2,401,386,724

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 2.15%
Investment Companies
Delaware Investments Collateral Fund No.1	50,640,588	$50,640,588
@†Mellon GSL Reinvestment Trust II	270,830	0
Total Securities Lending Collateral
(cost $50,911,418)		50,640,588

Total Value of Securities – 104.02%
(cost $2,494,261,305)		2,452,027,312 ©
**Obligation to Return Securities
Lending Collateral – (2.16%)		(50,911,418)
«Other Liabilities Net of Receivables and
Other Assets – (1.86%)		(43,820,154)
Net Assets Applicable to 159,606,265
Shares Outstanding – 100.00%		$2,357,295,740

Net Asset Value – Delaware Emerging Markets Fund
Class A ($515,831,977 / 34,951,052 Shares)		$14.76
Net Asset Value – Delaware Emerging Markets Fund
Class B ($4,934,241 / 352,602 Shares)		$13.99
Net Asset Value – Delaware Emerging Markets Fund
Class C ($157,186,912 / 11,257,776 Shares)		$13.96
Net Asset Value – Delaware Emerging Markets Fund
Class R ($3,192,860 / 214,512 Shares)		$14.88
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($1,676,149,750 / 112,830,323 Shares)		$14.86

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$2,435,872,917
Distributions in excess of net investment income		(6,123,350)
Accumulated net realized loss on investments		(29,844,618)
Net unrealized depreciation of investments and foreign currencies		(42,609,209)
Total net assets		$2,357,295,740

Statements of net assets
Delaware Emerging Markets Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security type/sector and country allocations.”
*	Fully or partially on loan.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $318,103,623, which represented 13.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2013, the aggregate value of fair valued securities was $41,225,390, which represented 1.75% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2013, the aggregate value of Rule 144A securities was $48,386,323, which represented 2.05% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
†	Non income producing security.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $48,076,522 of securities loaned.
«	Includes foreign currency valued at $40,736 with a cost of $44,858.

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$14.76
Sales charge (5.75% of offering price) (B)	0.90
Offering Price	$15.66

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Summary of abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
LEPO — Low Exercise Price Option

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Value Fund	May 31, 2013 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 100.87%
Canada – 5.11%
*† CGI Group Class A	25,836	$791,196
Yamana Gold	41,243	486,265
		1,277,461
China/Hong Kong – 1.88%
CNOOC	269,000	471,211
		471,211
Denmark – 2.08%
Carlsberg Class B	5,475	519,962
		519,962
France – 12.86%
* Alstom	5,404	203,392
* AXA	23,455	473,550
Kering	1,088	236,430
Lafarge	7,946	566,635
Sanofi	2,521	268,810
Teleperformance	13,948	656,497
Total	8,836	441,653
* Vinci	7,229	370,738
		3,217,705
Germany – 1.05%
Bayerische Motoren Werke	2,756	261,540
		261,540
Israel – 1.97%
Teva Pharmaceutical Industries ADR	12,900	492,780
		492,780
Italy – 1.08%
UniCredit	48,260	270,844
		270,844
Japan – 10.18%
East Japan Railway	5,900	437,072
ITOCHU	35,853	444,489
KDDI	11,000	496,451
Mitsubishi UFJ Financial Group	47,454	275,510
Nitori Holdings	5,757	453,198
Toyota Motor	7,550	440,789
		2,547,509

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Netherlands – 1.43%
Koninklijke Philips	12,611	$357,093
		357,093
Norway – 1.40%
* Subsea 7	15,894	350,098
		350,098
Russia – 1.48%
Mobile Telesystems ADR	19,200	369,984
		369,984
Switzerland – 3.94%
† Aryzta	11,136	639,007
Transocean	6,900	346,587
		985,594
United Kingdom – 8.56%
Delphi Automotive	11,900	580,839
National Grid	15,432	183,499
Rio Tinto	11,077	473,123
Standard Chartered	18,707	433,164
Tesco	85,202	471,812
		2,142,437
United States – 47.85%
AGCO	8,600	477,042
American Express	7,300	552,683
† Atwood Oceanics	8,900	467,339
Carnival	14,700	486,570
Caterpillar	5,100	437,580
Chevron	3,400	417,350
* Cintas	8,200	374,371
Goldman Sachs Group	4,000	648,320
International Business Machines	2,100	436,842
Johnson & Johnson	10,100	850,218
JPMorgan Chase	15,400	840,686
Lowe’s	11,000	463,210
Microsoft	8,800	306,944
† Mylan	25,000	762,000
* Omnicom Group	6,700	416,271
Pfizer	18,200	495,586

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
Rent-A-Center	12,100	$442,618
Time Warner	12,400	723,788
Travelers	8,800	736,736
Viacom Class B	7,700	507,353
Wells Fargo	15,200	616,360
*† WESCO International	6,900	512,394
		11,972,261
Total Common Stock (cost $20,767,283)		25,236,479

	Principal
	amount (U.S. $)
Short-Term Investment – 0.10%
≠Discount Note – 0.10%
Federal Home Loan Bank 0.06% 7/2/13	$25,794	25,793
Total Short-Term Investment (cost $25,792)		25,793

Total Value of Securities Before Securities
Lending Collateral – 100.97% (cost $20,793,075)		25,262,272

	Number of shares
**Securities Lending Collateral – 9.14%
Investment Companies
Delaware Investments Collateral Fund No.1	2,286,815	2,286,815
@†Mellon GSL Reinvestment Trust II	102,286	0
Total Securities Lending Collateral (cost $2,389,101)		2,286,815

Total Value of Securities – 110.11%
(cost $23,182,176)		27,549,087 ©
**Obligation to Return Securities
Lending Collateral – (9.55%)		(2,389,101)
Other Liabilities Net of Receivables
and Other Assets – (0.56%)		(141,116)
Net Assets Applicable to 2,489,226
Shares Outstanding – 100.00%		$25,018,870

Statements of net assets
Delaware Global Value Fund

Net Asset Value – Delaware Global Value Fund
Class A ($15,958,502 / 1,581,332 Shares)	$10.09
Net Asset Value – Delaware Global Value Fund
Class B ($1,306,811 / 131,503 Shares)	$9.94
Net Asset Value – Delaware Global Value Fund
Class C ($5,754,790 / 578,952 Shares)	$9.94
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,998,767 / 197,439 Shares)	$10.12

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$47,556,488
Undistributed net investment income	97,688
Accumulated net realized loss on investments	(27,000,544)
Net unrealized appreciation of investments and foreign currencies	4,365,238
Total net assets	$25,018,870

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “Security type/sector and country allocations.”
*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Includes $2,644,136 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$10.09
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.71

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Delaware International Value Equity Fund	May 31, 2013 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 97.29%
Canada – 7.29%
AuRico Gold	456,193	$2,319,588
*†CGI Group Class A	385,122	11,793,885
Yamana Gold	477,435	5,629,076
		19,742,549
China/Hong Kong – 5.16%
CNOOC	2,995,000	5,246,385
Techtronic Industries	1,113,000	2,855,298
Yue Yuen Industrial Holdings	2,013,000	5,865,343
		13,967,026
Denmark – 2.14%
Carlsberg Class B	61,036	5,796,600
		5,796,600
France – 21.64%
*Alstom	109,699	4,128,769
*AXA	365,604	7,381,438
Kering	18,972	4,122,742
Lafarge	88,590	6,317,412
Publicis Groupe	80,635	5,769,464
Sanofi	85,074	9,071,291
Teleperformance	174,423	8,209,664
Total	148,833	7,439,173
Vinci	120,018	6,155,107
		58,595,060
Germany – 6.66%
Bayerische Motoren Werke	49,577	4,704,775
Deutsche Post	245,081	6,176,012
*Stada Arzneimittel	163,458	7,148,266
		18,029,053
Israel – 2.93%
Teva Pharmaceutical Industries ADR	207,800	7,937,960
		7,937,960
Italy – 2.83%
Saipem	97,995	2,613,187
UniCredit	902,003	5,062,211
		7,675,398

Statements of net assets
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Japan – 17.27%
Don Quijote	75,400	$3,399,358
East Japan Railway	84,544	6,263,022
ITOCHU	569,660	7,062,375
KDDI	121,300	5,474,505
Mitsubishi UFJ Financial Group	1,480,957	8,598,182
Nitori Holdings	63,797	5,022,177
Toyota Motor	187,500	10,946,736
		46,766,355
Netherlands – 2.01%
*Koninklijke Philips	192,439	5,449,108
		5,449,108
Norway – 1.81%
*Subsea 7	222,680	4,904,981
		4,904,981
Republic of Korea – 1.05%
Hyundai Home Shopping Network	20,298	2,851,334
		2,851,334
Russia – 1.76%
Mobile Telesystems ADR	246,800	4,755,836
		4,755,836
Sweden – 4.02%
*Meda Class A	186,747	2,399,790
Nordea Bank	690,111	8,478,704
		10,878,494
Switzerland – 8.49%
†Aryzta	183,256	10,515,618
Novartis	115,029	8,241,916
*Transocean	84,100	4,224,343
		22,981,877
United Kingdom – 10.31%
Greggs	138,550	857,237
National Grid	223,207	2,654,112
Rexam	651,877	5,217,967
Rio Tinto	128,111	5,471,899
Standard Chartered	216,821	5,020,529
Tesco	1,185,979	6,567,445
Vodafone Group	739,766	2,143,997
		27,933,186

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States – 1.92%
Carnival	156,800	$5,190,080
		5,190,080
Total Common Stock (cost $232,830,640)		263,454,897

	Principal
	amount (U.S. $)
Short-Term Investments – 2.11%
≠Discount Notes – 0.62%
Fannie Mae 0.06% 9/16/13	$619,413	619,341
Federal Home Loan Bank
0.045% 7/24/13	50,602	50,600
0.05% 7/26/13	29,147	29,146
0.06% 7/2/13	782,595	782,582
0.06% 8/14/13	121,704	121,697
0.06% 8/16/13	39,975	39,973
0.06% 8/21/13	50,602	50,598
		1,693,937
Repurchase Agreements – 1.49%
Bank of America 0.03%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price $815,335
(collateralized by U.S. government obligations
0.75%-3.625% 6/15/14-8/15/19; market value
$831,639)	815,333	815,333
BNP Paribas 0.05%, dated 5/31/13, to be repurchased
on 6/3/13, repurchase price $3,207,680
(collateralized by U.S. government obligations
0.00%-1.75% 8/29/13-1/31/18; market value
$3,271,821)	3,207,667	3,207,667
		4,023,000
Total Short-Term Investments (cost $5,716,853)		5,716,937

Total Value of Securities Before Securities
Lending Collateral – 99.40% (cost $238,547,493)		269,171,834

Statements of net assets
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 14.34%
Investment Companies
Delaware Investments Collateral Fund No. 1	38,840,445	$38,840,445
@†Mellon GSL Reinvestment Trust II	1,062,023	0
Total Securities Lending Collateral
(cost $39,902,468)		38,840,445
Total Value of Securities – 113.74%
(cost $278,449,961)		308,012,279	©

**Obligation to Return Securities
Lending Collateral – (14.73%)		(39,902,468)
«Receivables and Other Assets
Net of Liabilities – 0.99%		2,686,226
Net Assets Applicable to 21,294,172
Shares Outstanding – 100.00%		$270,796,037

Net Asset Value – Delaware International Value Equity Fund
Class A ($97,301,987 / 7,651,262 Shares)	$12.72
Net Asset Value – Delaware International Value Equity Fund
Class B ($2,404,875 / 191,676 Shares)	$12.55
Net Asset Value – Delaware International Value Equity Fund
Class C ($31,150,888 / 2,486,310 Shares)	$12.53
Net Asset Value – Delaware International Value Equity Fund
Class R ($2,305,522 / 181,826 Shares)	$12.68
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($137,632,765 / 10,783,098 Shares)	$12.76

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$450,886,813
Undistributed net investment income	2,752,365
Accumulated net realized loss on investments	(212,366,756)
Net unrealized appreciation of investments and derivatives	29,523,615
Total net assets	$270,796,037

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Security type/sector and country allocations.”
*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Includes $37,614,360 of securities loaned.
«	Includes foreign currency valued at $11,842 with a cost of $11,791.

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$12.72
Sales charge (5.75% of offering price) (B)	0.78
Offering price	$13.50

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 2013:1

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	GBP	(18,051)	USD	27,198	6/3/13	$(230)
MNB	GBP	(5,197)	USD	7,856	6/4/13	(40)
MNB	GBP	(31,469)	USD	47,664	6/5/13	(150)
MNB	JPY	(60,017,581)	USD	592,006	6/3/13	(5,697)
MNB	JPY	(63,333,935)	USD	622,385	6/4/13	(8,347)
						$(14,464)

Statements of net assets
Delaware International Value Equity Fund

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
GBP — British Pound Sterling
JPY — Japanese Yen
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Investment Income:
Dividends	$24,912,247	$356,228	$5,233,752
Securities lending income	560,759	2,087	76,111
Interest	10,220	—	3,240
Foreign tax withheld	(2,511,888)	(30,933)	(543,942)
	22,971,338	327,382	4,769,161

Expenses:
Management fees	13,254,865	107,551	1,092,006
Distribution expenses – Class A	761,723	24,290	144,881
Distribution expenses – Class B	33,895	6,862	13,244
Distribution expenses – Class C	796,404	29,068	157,279
Distribution expenses – Class R	8,986	—	7,247
Dividend disbursing and transfer agent
fees and expenses	1,319,900	25,505	300,924
Custodian fees	693,129	5,132	46,545
Accounting and administration expenses	434,099	4,904	49,793
Reports and statements to shareholders	125,710	4,689	17,323
Legal fees	81,065	1,083	9,756
Registration fees	66,676	26,426	34,176
Audit and tax	59,097	6,065	30,715
Trustees’ fees	52,329	806	6,145
Insurance fees	20,664	283	2,267
Consulting fees	10,534	141	1,258
Dues and services	10,400	4,039	5,058
Trustees’ expenses	3,672	43	434
Pricing fees	2,677	1,676	2,126
	17,735,825	248,563	1,921,177
Less fees waived	—	(23,648)	(44,659)
Less waived distribution expenses – Class A	(126,954)	(4,048)	(24,147)
Less waived distribution expenses – Class R	(1,498)	—	(1,208)
Less expense paid indirectly	(3,302)	(72)	(264)
Total operating expenses	17,604,071	220,795	1,850,899
Net Investment Income	5,367,267	106,587	2,918,262

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$18,422,070	$416,875	$6,998,505
Foreign currencies	43,184	(11,389)	(281,108)
Foreign currency exchange contracts	(715,045)	3,606	63,558
Net realized gain	17,750,209	409,092	6,780,955
Net change in unrealized
appreciation (depreciation) of:
Investments	164,497,320	2,617,968	16,734,894
Foreign currencies	(128,918)	(568)	(15,721)
Foreign currency exchange contracts	6,640	379	(11,719)
Net change in unrealized
appreciation (depreciation)	164,375,042	2,617,779	16,707,454
Net Realized and Unrealized Gain	182,125,251	3,026,871	23,488,409

Net Increase in Net Assets Resulting
from Operations	$187,492,518	$3,133,458	$26,406,671

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,367,267	$15,082,374
Net realized gain (loss)	17,750,209	(40,458,548)
Net change in unrealized appreciation (depreciation)	164,375,042	145,058,681
Net increase in net assets resulting from operations	187,492,518	119,682,507

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,756,738)	(5,190,178)
Class B	(9,878)	(27,163)
Class C	(202,361)	(395,824)
Class R	(14,827)	(11,209)
Institutional Class	(12,627,832)	(20,800,480)

Net realized gain:
Class A	—	(5,549,636)
Class B	—	(144,971)
Class C	—	(2,116,135)
Class R	—	(16,575)
Institutional Class	—	(17,312,975)
	(16,611,636)	(51,565,146)

Capital Share Transactions:
Proceeds from shares sold:
Class A	83,161,181	124,754,308
Class B	5,992	33,542
Class C	12,812,785	17,529,258
Class R	749,945	2,606,649
Institutional Class	784,656,811	571,758,270

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,590,380	9,750,742
Class B	8,043	151,045
Class C	189,657	2,357,110
Class R	14,769	27,784
Institutional Class	8,041,584	16,511,120
	893,231,147	745,479,828

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(85,036,347)	$(220,711,872)
Class B	(4,872,010)	(4,887,729)
Class C	(25,438,557)	(63,877,104)
Class R	(516,210)	(1,517,199)
Institutional Class	(445,439,826)	(1,091,975,122)
	(561,302,950)	(1,382,969,026)
Increase (decrease) in net assets derived
from capital share transactions	331,928,197	(637,489,198)
Net Increase (Decrease) in Net Assets	502,809,079	(569,371,837)

Net Assets:
Beginning of period	1,854,486,661	2,423,858,498
End of period	$2,357,295,740	$1,854,486,661

Undistributed (distributions in excess of)
net investment income	$(6,123,350)	$5,121,019

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$106,587	$234,272
Net realized gain	409,092	1,706,794
Net change in unrealized appreciation (depreciation)	2,617,779	446,541
Net increase in net assets resulting from operations	3,133,458	2,387,607

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(179,890)	(196,665)
Class B	(5,593)	(7,253)
Class C	(24,309)	(20,812)
Institutional Class	(26,060)	(22,654)
	(235,852)	(247,384)

Capital Share Transactions:
Proceeds from shares sold:
Class A	546,137	1,517,979
Class B	10	654
Class C	159,954	451,134
Institutional Class	183,848	361,033

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	172,126	180,112
Class B	5,375	5,392
Class C	21,422	18,172
Institutional Class	24,938	21,769
	1,113,810	2,556,245

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,082,139)	$(4,555,099)
Class B	(262,971)	(1,136,796)
Class C	(980,960)	(1,817,189)
Institutional Class	(358,085)	(280,080)
	(4,684,155)	(7,789,164)
Decrease in net assets derived from
capital share transactions	(3,570,345)	(5,232,919)
Net Decrease in Net Assets	(672,739)	(3,092,696)

Net Assets:
Beginning of period	25,691,609	28,784,305
End of period	$25,018,870	$25,691,609

Undistributed net investment income	$97,688	$226,953

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,918,262	$3,372,175
Net realized gain (loss)	6,780,955	(8,648,142)
Net change in unrealized appreciation (depreciation)	16,707,454	27,372,275
Net increase in net assets resulting from operations	26,406,671	22,096,308

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,225,085)	(1,835,892)
Class B	(16,953)	(44,972)
Class C	(193,459)	(336,690)
Class R	(25,179)	(36,492)
Institutional Class	(1,680,914)	(1,910,330)
	(3,141,590)	(4,164,376)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,085,716	12,137,244
Class B	7,379	43,440
Class C	1,247,383	2,150,430
Class R	263,226	589,934
Institutional Class	29,090,550	41,627,804

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,192,815	1,753,383
Class B	16,649	43,418
Class C	187,429	322,306
Class R	25,179	36,492
Institutional Class	1,662,153	1,827,621
	40,778,479	60,532,072

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,392,459)	$(31,365,263)
Class B	(892,110)	(2,061,939)
Class C	(3,799,847)	(7,591,728)
Class R	(499,711)	(828,313)
Institutional Class	(11,727,142)	(33,252,271)
	(30,311,269)	(75,099,514)
Increase (decrease) in net assets derived from
capital share transactions	10,467,210	(14,567,442)
Net Increase in Net Assets	33,732,291	3,364,490

Net Assets:
Beginning of period	237,063,746	233,699,256
End of period	$270,796,037	$237,063,746

Undistributed net investment income	$2,752,365	$2,975,693

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$13.500	$13.050	$14.860	$12.880	$7.940	$22.760

0.026	0.077	0.094	0.151	0.043	0.137
1.343	0.642	(1.819)	1.834	5.736	(9.242)
1.369	0.719	(1.725)	1.985	5.779	(9.105)

(0.109)	(0.130)	(0.085)	(0.005)	(0.016)	(0.234)
—	(0.139)	—	—	(0.823)	(5.481)
(0.109)	(0.269)	(0.085)	(0.005)	(0.839)	(5.715)

$14.760	$13.500	$13.050	$14.860	$12.880	$7.940

10.18%	5.67%	(11.70% )	15.42%	79.84%	(53.37% )

$515,832	$470,670	$542,207	$546,275	$399,840	$213,581
1.69%	1.70%	1.78%	1.85%	1.91%	1.83%

1.74%	1.75%	1.83%	1.90%	1.98%	1.88%
0.36%	0.59%	0.63%	1.10%	0.45%	0.94%

0.31%	0.54%	0.58%	1.05%	0.38%	0.89%
10%	15%	19%	27%	37%	37%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11		11/30/10	11/30/09	11/30/08
(Unaudited)
$12.770	$12.340	$14.080		$12.300	$7.640	$22.120

(0.027)	(0.020)	(0.018)		0.046	(0.025)	0.030
1.264	0.615	(1.722)		1.734	5.508	(8.936)
1.237	0.595	(1.740)		1.780	5.483	(8.906)

(0.017)	(0.026)	—		—	—	(0.093)
—	(0.139)	—		—	(0.823)	(5.481)
(0.017)	(0.165)	—		—	(0.823)	(5.574)

$13.990	$12.770	$12.340		$14.080	$12.300	$7.640

9.69%	4.84%	(12.36%	)	14.47%	78.59%	(53.76% )

$4,934	$9,021	$13,359		$19,030	$20,022	$14,620
2.44%	2.45%	2.53%		2.60%	2.66%	2.58%

2.44%	2.45%	2.53%		2.60%	2.68%	2.58%
(0.39% )	(0.16% )	(0.12%	)	0.35%	(0.30% )	0.19%

(0.39% )	(0.16% )	(0.12%	)	0.35%	(0.32% )	0.19%
10%	15%	19%		27%	37%	37%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.740	$12.320	$14.050	$12.270	$7.630	$22.090

(0.027)	(0.020)	(0.017)	0.046	(0.026)	0.031
1.264	0.605	(1.713)	1.734	5.489	(8.917)
1.237	0.585	(1.730)	1.780	5.463	(8.886)

(0.017)	(0.026)	—	—	—	(0.093)
—	(0.139)	—	—	(0.823)	(5.481)
(0.017)	(0.165)	—	—	(0.823)	(5.574)

$13.960	$12.740	$12.320	$14.050	$12.270	$7.630

9.72%	4.85%	(12.31% )	14.51%	78.68%	(53.75% )

$157,187	$155,040	$194,124	$222,957	$157,383	$84,436
2.44%	2.45%	2.53%	2.60%	2.66%	2.58%

2.44%	2.45%	2.53%	2.60%	2.68%	2.58%
(0.39% )	(0.16% )	(0.12% )	0.35%	(0.30% )	0.19%

(0.39% )	(0.16% )	(0.12% )	0.35%	(0.32% )	0.19%
10%	15%	19%	27%	37%	37%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			8/31/09[2]
5/31/13[1]	11/30/12	11/30/11	11/30/10	to
(Unaudited)				11/30/09
$13.600	$13.140	$14.960	$13.010	$11.520

0.008	0.044	0.056	0.123	(0.030)
1.347	0.649	(1.833)	1.832	1.520
1.355	0.693	(1.777)	1.955	1.490

(0.075)	(0.094)	(0.043)	(0.005)	—
—	(0.139)	—	—	—
(0.075)	(0.233)	(0.043)	(0.005)	—

$14.880	$13.600	$13.140	$14.960	$13.010

9.99%	5.41%	(11.93% )	15.03%	12.93%

$3,193	$2,691	$1,500	$440	$—	[5]
1.94%	1.95%	2.03%	2.10%	2.11%

2.04%	2.05%	2.13%	2.20%	2.22%
0.11%	0.34%	0.38%	0.85%	(0.88%	)

0.01%	0.24%	0.28%	0.75%	(0.99%	)
10%	15%	19%	27%	37%	[6]

5 Net assets were less than $500.
6 Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$13.600	$13.160	$14.970	$12.980	$8.000	$22.910

0.045	0.111	0.131	0.190	0.068	0.175
1.357	0.635	(1.821)	1.831	5.786	(9.321)
1.402	0.746	(1.690)	2.021	5.854	(9.146)

(0.142)	(0.167)	(0.120)	(0.031)	(0.051)	(0.283)
—	(0.139)	—	—	(0.823)	(5.481)
(0.142)	(0.306)	(0.120)	(0.031)	(0.874)	(5.764)

$14.860	$13.600	$13.160	$14.970	$12.980	$8.000

10.36%	5.86%	(11.42% )	15.69%	80.39%	(53.30% )

$1,676,150	$1,217,065	$1,672,668	$655,310	$148,662	$45,697
1.44%	1.45%	1.53%	1.60%	1.66%	1.58%

1.44%	1.45%	1.53%	1.60%	1.68%	1.58%
0.61%	0.84%	0.88%	1.35%	0.70%	1.19%

0.61%	0.84%	0.88%	1.35%	0.68%	1.19%
10%	15%	19%	27%	37%	37%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$9.010	$8.310	$8.300	$8.050	$5.790	$11.850

0.050	0.093	0.101	0.067	0.106	0.172
1.131	0.699	(0.053)	0.293	2.315	(5.554)
1.181	0.792	0.048	0.360	2.421	(5.382)

(0.101)	(0.092)	(0.038)	(0.110)	(0.161)	(0.138)
—	—	—	—	—	(0.540)
(0.101)	(0.092)	(0.038)	(0.110)	(0.161)	(0.678)

$10.090	$9.010	$8.310	$8.300	$8.050	$5.790

13.22%	9.65%	0.55%	4.53%	42.14%	(48.12% )

$15,958	$16,479	$17,989	$20,844	$24,823	$22,034
1.55%	1.55%	1.55%	1.55%	1.56%	1.45%

1.79%	1.81%	1.88%	2.07%	2.09%	1.76%
1.04%	1.08%	1.12%	0.84%	1.66%	1.84%

0.80%	0.82%	0.79%	0.32%	1.13%	1.53%
16%	69%	40%	50%	47%	78%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$8.840	$8.150	$8.170	$7.940	$5.680	$11.640

0.014	0.027	0.033	0.007	0.059	0.104
1.123	0.689	(0.053)	0.285	2.297	(5.474)
1.137	0.716	(0.020)	0.292	2.356	(5.370)

(0.037)	(0.026)	—	(0.062)	(0.096)	(0.050)
—	—	—	—	—	(0.540)
(0.037)	(0.026)	—	(0.062)	(0.096)	(0.590)

$9.940	$8.840	$8.150	$8.170	$7.940	$5.680

12.90%	8.82%	(0.24% )	3.70%	41.36%	(48.51% )

$1,307	$1,403	$2,365	$3,136	$4,255	$4,103
2.30%	2.30%	2.30%	2.30%	2.31%	2.20%

2.49%	2.51%	2.58%	2.77%	2.79%	2.46%
0.29%	0.33%	0.37%	0.09%	0.91%	1.09%

0.10%	0.12%	0.09%	(0.38% )	0.43%	0.83%
16%	69%	40%	50%	47%	78%

Financial highlights
Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$8.850	$8.150	$8.170	$7.940	$5.690	$11.650

0.014	0.028	0.033	0.007	0.059	0.102
1.113	0.698	(0.053)	0.285	2.287	(5.472)
1.127	0.726	(0.020)	0.292	2.346	(5.370)

(0.037)	(0.026)	—	(0.062)	(0.096)	(0.050)
—	—	—	—	—	(0.540)
(0.037)	(0.026)	—	(0.062)	(0.096)	(0.590)

$9.940	$8.850	$8.150	$8.170	$7.940	$5.690

12.78%	8.94%	(0.24% )	3.70%	41.12%	(48.51% )

$5,755	$5,878	$6,745	$8,193	$10,845	$11,260
2.30%	2.30%	2.30%	2.30%	2.31%	2.20%

2.49%	2.51%	2.58%	2.77%	2.79%	2.46%
0.29%	0.33%	0.37%	0.09%	0.91%	1.09%

0.10%	0.12%	0.09%	(0.38% )	0.43%	0.83%
16%	69%	40%	50%	47%	78%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$9.050	$8.340	$8.340	$8.080	$5.810	$11.910

0.062	0.115	0.124	0.087	0.123	0.195
1.130	0.709	(0.066)	0.300	2.330	(5.587)
1.192	0.824	0.058	0.387	2.453	(5.392)

(0.122)	(0.114)	(0.058)	(0.127)	(0.183)	(0.168)
—	—	—	—	—	(0.540)
(0.122)	(0.114)	(0.058)	(0.127)	(0.183)	(0.708)

$10.120	$9.050	$8.340	$8.340	$8.080	$5.810

13.31%	10.03%	0.65%	4.86%	42.46%	(48.03% )

$1,999	$1,932	$1,685	$1,677	$1,390	$1,088
1.30%	1.30%	1.30%	1.30%	1.31%	1.20%

1.49%	1.51%	1.58%	1.77%	1.79%	1.46%
1.29%	1.33%	1.37%	1.09%	1.91%	2.09%

1.10%	1.12%	1.09%	0.62%	1.43%	1.83%
16%	69%	40%	50%	47%	78%

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$11.590	$10.710	$11.570	$11.400	$8.120	$16.750

0.139	0.164	0.211	0.136	0.212	0.288
1.144	0.909	(0.966)	0.266	3.375	(7.995)
1.283	1.073	(0.755)	0.402	3.587	(7.707)

(0.153)	(0.193)	(0.105)	(0.232)	(0.307)	(0.204)
—	—	—	—	—	(0.719)
(0.153)	(0.193)	(0.105)	(0.232)	(0.307)	(0.923)

$12.720	$11.590	$10.710	$11.570	$11.400	$8.120

11.18%	10.25%	(6.64% )	3.60%	44.76%	(48.60% )

$97,302	$93,440	$103,418	$130,865	$154,721	$178,072
1.46%	1.47%	1.59%	1.65%	1.52%	1.40%

1.54%	1.50%	1.59%	1.69%	1.78%	1.49%
2.25%	1.49%	1.70%	1.21%	2.33%	2.19%

2.17%	1.46%	1.70%	1.17%	2.07%	2.10%
18%	34%	42%	37%	35%	32%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$11.400	$10.520	$11.380	$11.230	$7.980	$16.470

0.091	0.083	0.123	0.057	0.149	0.197
1.132	0.906	(0.955)	0.260	3.322	(7.876)
1.223	0.989	(0.832)	0.317	3.471	(7.679)

(0.073)	(0.109)	(0.028)	(0.167)	(0.221)	(0.092)
—	—	—	—	—	(0.719)
(0.073)	(0.109)	(0.028)	(0.167)	(0.221)	(0.811)

$12.550	$11.400	$10.520	$11.380	$11.230	$7.980

10.78%	9.53%	(7.35% )	2.86%	43.65%	(48.95% )

$2,405	$3,009	$4,703	$7,670	$10,796	$11,227
2.21%	2.20%	2.29%	2.35%	2.22%	2.10%

2.24%	2.20%	2.29%	2.39%	2.48%	2.19%
1.50%	0.76%	1.00%	0.51%	1.63%	1.49%

1.47%	0.76%	1.00%	0.47%	1.37%	1.40%
18%	34%	42%	37%	35%	32%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$11.380	$10.510	$11.370	$11.220	$7.960	$16.450

0.091	0.083	0.122	0.056	0.149	0.197
1.132	0.896	(0.954)	0.261	3.332	(7.876)
1.223	0.979	(0.832)	0.317	3.481	(7.679)

(0.073)	(0.109)	(0.028)	(0.167)	(0.221)	(0.092)
—	—	—	—	—	(0.719)
(0.073)	(0.109)	(0.028)	(0.167)	(0.221)	(0.811)

$12.530	$11.380	$10.510	$11.370	$11.220	$7.960

10.70%	9.53%	(7.35% )	2.87%	43.71%	(49.01% )

$31,151	$30,510	$33,164	$43,620	$54,235	$51,420
2.21%	2.20%	2.29%	2.35%	2.22%	2.10%

2.24%	2.20%	2.29%	2.39%	2.48%	2.19%
1.50%	0.76%	1.00%	0.51%	1.63%	1.49%

1.47%	0.76%	1.00%	0.47%	1.37%	1.40%
18%	34%	42%	37%	35%	32%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$11.540	$10.660	$11.520	$11.360	$8.080	$16.670

0.123	0.138	0.186	0.112	0.192	0.261
1.144	0.911	(0.965)	0.259	3.370	(7.960)
1.267	1.049	(0.779)	0.371	3.562	(7.699)

(0.127)	(0.169)	(0.081)	(0.211)	(0.282)	(0.172)
—	—	—	—	—	(0.719)
(0.127)	(0.169)	(0.081)	(0.211)	(0.282)	(0.891)

$12.680	$11.540	$10.660	$11.520	$11.360	$8.080

10.98%	10.13%	(6.85% )	3.32%	44.55%	(48.70% )

$2,305	$2,288	$2,321	$3,127	$2,985	$1,259
1.71%	1.70%	1.79%	1.85%	1.72%	1.60%

1.84%	1.80%	1.89%	1.99%	2.08%	1.79%
2.00%	1.26%	1.50%	1.01%	2.13%	1.99%

1.87%	1.16%	1.40%	0.87%	1.77%	1.80%
18%	34%	42%	37%	35%	32%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$11.650	$10.770	$11.630	$11.450	$8.170	$16.850

0.155	0.194	0.250	0.170	0.239	0.327
1.137	0.916	(0.972)	0.270	3.385	(8.034)
1.292	1.110	(0.722)	0.440	3.624	(7.707)

(0.182)	(0.230)	(0.138)	(0.260)	(0.344)	(0.254)
—	—	—	—	—	(0.719)
(0.182)	(0.230)	(0.138)	(0.260)	(0.344)	(0.973)

$12.760	$11.650	$10.770	$11.630	$11.450	$8.170

11.23%	10.59%	(6.36% )	3.93%	45.13%	(48.44% )

$137,633	$107,817	$90,093	$136,765	$140,824	$146,192
1.21%	1.20%	1.29%	1.35%	1.22%	1.10%

1.24%	1.20%	1.29%	1.39%	1.48%	1.19%
2.50%	1.76%	2.00%	1.51%	2.63%	2.49%

2.47%	1.76%	2.00%	1.47%	2.37%	2.40%
18%	34%	42%	37%	35%	32%

Notes to financial statements
Delaware International Funds	May 31, 2013 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, Delaware International Value Equity Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. As of May 31, 2013, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regards to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, each Fund earned the following amounts under this agreement:

Delaware Emerging	Delaware Global	Delaware International
Markets Fund	Value Fund	Value Equity Fund
$3,302	$72	$264

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively nonroutine expenses)) do not exceed specified percentages of average daily net assets through March 28, 2014 as shown below. These waivers and reimbursements may be terminated only by agreement of the Funds’ Board and DMC and apply only to expenses paid directly by the Funds.

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Effective March 29, 2012, operating
expense limitation as a percentage of
average daily net assets
(per annum)	None	1.30%	1.21%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, each Fund was charged for these services as follows:

Delaware Emerging	Delaware Global	Delaware International
Markets Fund	Value Fund	Value Equity Fund
$54,253	$613	$6,223

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit each Fund’s Class A shares’ and Class R shares’ 12b-1 fees through March 28, 2014 to no more than 0.25% and 0.50%, of average daily net assets, respectively.

At May 31, 2013, the Funds had liabilities payable to affiliates as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Investment management fees
payable to DMC	$2,403,841	$15,519	$172,695
Dividend disbursing, transfer
agent and fund accounting
oversight fees, and other
expenses payable to DSC	54,421	578	6,259
Distribution fees payable to DDLP	254,297	9,549	51,350
Other expenses payable to DMC
and affiliates*	83,114	2,052	12,242

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging	Delaware Global	Delaware International
Markets Fund	Value Fund	Value Equity Fund
$35,395	$386	$4,019

For the six months ended May 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging	Delaware Global	Delaware International
Markets Fund	Value Fund	Value Equity Fund
$26,479	$1,241	$4,202

For the six months ended May 31, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Class A	$2	$0	$0
Class B	76	3	89
Class C	1,059	8	240

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For six months ended May 31, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Purchases	$601,732,306	$4,091,177	$48,512,258
Sales	225,792,742	7,550,024	43,849,762

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Cost of investments	$2,499,213,598	$23,397,831	$287,141,237
Aggregate unrealized appreciation	$359,710,534	$5,281,084	$49,653,012
Aggregate unrealized depreciation	(406,896,820)	(1,129,828)	(28,781,970)
Net unrealized
appreciation (depreciation)	$(47,186,286)	$4,151,256	$20,871,042

Notes to financial statements
Delaware International Funds

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012 will expire as follows:

	Delaware Emerging	Delaware Global	Delaware International
Years of Expiration	Markets Fund	Value Fund	Value Equity Fund
2016	$—	$14,552,184	$79,163,033
2017	—	12,542,677	113,289,581
2019	—	—	8,738,476
Total	$—	$27,094,861	$201,191,090

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Loss carryforward character
Short-term	$—	$—	$7,814,030
Long-term	42,642,534	—	—
	$42,642,534	$—	$7,814,030

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$1,400,321,350	$938,283,831	$—	$2,338,605,181
Preferred Stock	27,027,700	35,753,843	—	62,781,543
Securities Lending Collateral	—	50,640,588	—	50,640,588
Total	$1,427,349,050	$1,024,678,262	$—	$2,452,027,312

Notes to financial statements
Delaware International Funds

3. Investments (continued)

	Delaware Global Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$15,039,912	$10,196,567	$—	$25,236,479
Short-Term Investment	—	25,793	—	25,793
Securities Lending Collateral	—	2,286,815	—	2,286,815
Total	$15,039,912	$12,509,175	$—	$27,549,087

	Delaware International Value Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$41,850,768	$221,604,129	$—	$263,454,897
Short-Term Investments	—	5,716,937	—	5,716,937
Securities Lending Collateral	—	38,840,445	—	38,840,445
Total	$41,850,768	$266,161,511	$—	$308,012,279

Foreign Currency
Exchange Contracts	$—	$(14,464)	$—	$(14,464)

The securities that have been deemed worthless on the statements of net assets are considered to be Level 3 securities in these tables.

Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents the following percentages of the total market value of this security type for each Fund.

	Delaware Emerging Markets Fund
	Level 1	Level 2	Total
Common Stock	60%	40%	100%
Preferred Stock	43%	57%	100%

	Delaware Global Value Fund
	Level 1	Level 2	Total
Common Stock	60%	40%	100%

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Common Stock	16%	84%	100%

As a result of utilizing international fair value pricing at May 31, 2013, a portion of each Fund’s investments was categorized as Level 2.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging		Delaware Global		Delaware International
	Markets Fund		Value Fund		Value Equity Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	5/31/13	11/30/12	5/31/13	11/30/12	5/31/13	11/30/12
Shares sold:
Class A	5,683,453	9,494,061	56,753	174,039	575,022	1,103,699
Class B	437	2,542	1	75	640	3,690
Class C	919,436	1,391,450	16,710	52,396	102,428	198,823
Class R	50,821	200,786	—	—	21,538	53,408
Institutional Class	53,103,762	43,137,133	18,224	41,653	2,327,349	3,733,979

Shares issued upon reinvestment of dividends and distributions:
Class A	255,543	780,059	18,812	22,127	101,863	170,562
Class B	602	12,693	595	670	1,436	4,265
Class C	14,228	198,577	2,369	2,257	16,185	31,692
Class R	1,041	2,202	—	—	2,154	3,557
Institutional Class	569,517	1,314,579	2,719	2,671	141,580	177,439
	60,598,840	56,534,082	116,183	295,888	3,290,195	5,481,114

Shares redeemed:
Class A	(5,850,221)	(16,946,365)	(323,269)	(532,141)	(1,087,845)	(2,872,149)
Class B	(355,025)	(390,790)	(27,714)	(132,198)	(74,301)	(190,964)
Class C	(1,847,298)	(5,178,887)	(104,575)	(217,452)	(312,261)	(706,114)
Class R	(35,245)	(119,222)	—	—	(40,056)	(76,391)
Institutional Class	(30,311,318)	(82,111,138)	(37,099)	(32,699)	(943,871)	(3,021,934)
	(38,399,107)	(104,746,402)	(492,657)	(914,490)	(2,458,334)	(6,867,552)
Net increase
(decrease)	22,199,733	(48,212,320)	(376,474)	(618,602)	831,861	(1,386,438)

Notes to financial statements
Delaware International Funds

4. Capital Shares (continued)

For the six months ended May 31, 2013 and the year ended Nov. 30, 2012, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	5/31/13			11/30/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Emerging
Markets Fund	50,409	47,778	$691,207	95,904	91,005	$1,212,417
Delaware Global
Value Fund	8,604	8,477	80,658	63,630	62,749	560,818
Delaware International
Value Equity Fund	19,056	18,793	228,281	42,740	42,165	460,366

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

See the statements of operations on page 28 for the realized and unrealized gain or loss on foreign currency exchange contracts.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2013.

	Long Derivative Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts
(average cost)	$2,207,289	$18,500	$505,279

	Short Derivative Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts
(average cost)	$793,237	$42,738	$427,526

7. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return

Notes to financial statements
Delaware International Funds

7. Securities Lending (continued)

enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Funds’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At May 31, 2013, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Values of securities on loan	$48,076,522	$2,644,136	$37,614,360
Values of invested collateral	50,640,588	2,286,815	38,840,445
Cash collateral	50,911,418	2,389,101	39,902,468
Non-cash collateral	—	380,602	—

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware International Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report Delaware Focus Global Growth Fund May 31, 2013 Global / international equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Focus Global Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,073.00	1.50%	$7.75
Class C	1,000.00	1,068.90	2.25%	11.61
Class R	1,000.00	1,072.10	1.75%	9.04
Institutional Class	1,000.00	1,074.50	1.25%	6.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.45	1.50%	$7.54
Class C	1,000.00	1,013.71	2.25%	11.30
Class R	1,000.00	1,016.21	1.75%	8.80
Institutional Class	1,000.00	1,018.70	1.25%	6.29

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/country and sector allocations
Delaware Focus Global Growth Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	95.29%
Brazil	2.79%
Denmark	1.96%
Finland	4.01%
France	4.01%
Ireland	2.90%
Japan	1.80%
Netherlands	2.39%
Spain	1.88%
Switzerland	6.30%
Taiwan	2.20%
United Kingdom	13.63%
United States	51.42%
Short-Term Investments	7.74%
Total Value of Securities	103.03%
Liabilities Net of Receivables and Other Assets	(3.03%)
Total Net Assets	100.00%

Common stock by sector²
Consumer Discretionary	20.28%
Energy	4.59%
Financials	15.21%
Healthcare	6.61%
Industrials	16.21%
Information Technology	26.27%
Materials	3.99%
Telecommunication Services	2.13%
Total	95.29%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

3

Statement of net assets
Delaware Focus Global Growth Fund	May 31, 2013 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 95.29%
Brazil – 2.79%
BM&F Bovespa	246,845	$1,597,900
		1,597,900
Denmark – 1.96%
Novo Nordisk Class B	6,925	1,122,418
		1,122,418
Finland – 4.01%
Kone Class B	14,940	1,312,430
Outotec	73,408	980,442
		2,292,872
France – 4.01%
Edenred	37,965	1,207,146
LVMH Moet Hennessy Louis Vuitton	6,167	1,089,362
		2,296,508
Ireland – 2.90%
Experian	90,284	1,660,513
		1,660,513
Japan – 1.80%
Japan Exchange Group	11,200	1,032,561
		1,032,561
Netherlands – 2.39%
Core Laboratories	9,945	1,370,023
		1,370,023
Spain – 1.88%
Inditex	8,675	1,073,881
		1,073,881
Switzerland – 6.30%
† Givaudan	900	1,159,736
SGS	590	1,322,437
Syngenta	2,880	1,123,773
		3,605,946
Taiwan – 2.20%
Taiwan Semiconductor Manufacturing ADR	67,509	1,259,718
		1,259,718

4

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United Kingdom – 13.63%
	Admiral Group	62,791	$1,266,118
	Aggreko	48,435	1,302,816
	Compass Group	99,061	1,299,124
	Intercontinental Hotels Group	42,975	1,237,131
	Intertek Group	30,730	1,493,996
	Pearson	64,680	1,202,207
			7,801,392
United States – 51.42%
†	Adobe Systems	34,500	1,480,395
	Allergan	10,890	1,083,446
	Apple	2,925	1,315,314
†	Celgene	12,775	1,579,629
†	Crown Castle International	17,150	1,221,938
†	eBay	27,925	1,510,743
	EOG Resources	9,725	1,255,498
†	Google Class A	1,675	1,457,937
†	IntercontinentalExchange	8,260	1,414,195
	Intuit	19,220	1,123,217
	MasterCard Class A	3,740	2,132,734
†	MSCI Class A	38,010	1,339,472
†	NeuStar Class A	43,200	2,093,471
	NIKE Class B	19,910	1,227,651
†	priceline.com	2,010	1,615,899
	QUALCOMM	28,775	1,826,636
†	Sally Beauty Holdings	41,425	1,268,019
†	Teradata	29,600	1,650,199
†	VeriFone Systems	56,550	1,319,312
	Visa Class A	8,525	1,518,644
			29,434,349
Total Common Stock (cost $46,964,449)			54,548,081

5

Statement of net assets
Delaware Focus Global Growth Fund

	Principal amount (U.S. $)	Value (U.S. $)
Short-Term Investments – 7.74%
≠Discount Notes – 2.22%
Fannie Mae Discount Notes 0.06% 9/16/13	$442,678	$442,627
Federal Home Loan Bank Discount Notes
0.045% 7/24/13	117,649	117,646
0.05% 7/26/13	67,766	67,764
0.06% 7/2/13	148,569	148,567
0.06% 8/14/13	282,961	282,944
0.06% 8/16/13	92,943	92,937
0.06% 8/21/13	117,649	117,641
		1,270,126
Repurchase Agreements – 5.52%
Bank of America 0.03%, dated 5/31/13,
to be repurchased on 6/3/13, repurchase
price $640,027 (collateralized by U.S.
Government obligations 0.75%-3.625%
6/15/14-8/15/19; market value $652,826)	640,025	640,025
BNP Paribas 0.05%, dated 5/31/13,
to be repurchased on 6/3/13, repurchase
price $2,517,985 (collateralized by U.S.
Government obligations 0.00%-1.75%
8/29/13-1/31/18; market value $2,568,334)	2,517,975	2,517,975
		3,158,000
Total Short-Term Investments (cost $4,428,053)		4,428,126

Total Value of Securities – 103.03%
(cost $51,392,502)		58,976,207
*Liabilities Net of Receivables and
Other Assets – (3.03%)		(1,735,331)
Net Assets Applicable to 3,356,042
Shares Outstanding – 100.00%		$57,240,876

6

Net Asset Value – Delaware Focus Global Growth Fund
Class A ($43,038,708 / 2,522,703 Shares)	$17.06
Net Asset Value – Delaware Focus Global Growth Fund
Class C ($4,037,439 / 241,004 Shares)	$16.75
Net Asset Value – Delaware Focus Global Growth Fund
Class R ($123,084 / 7,262 Shares)	$16.95
Net Asset Value – Delaware Focus Global Growth Fund
Institutional Class ($10,041,645 / 585,073 Shares)	$17.16

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$49,918,635
Undistributed net investment income	140,693
Accumulated net realized loss on investments	(398,841)
Net unrealized appreciation of investments and derivatives	7,580,389
Total net assets	$57,240,876

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Security type/country and sector allocations.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Includes foreign currency valued at $43,255 with a cost of $43,388.

Net Asset Value and Offering Price Per Share –
Delaware Focus Global Growth Fund
Net asset value Class A (A)	$17.06
Sales charge (5.75% of offering price) (B)	1.04
Offering price	$18.10

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

7

Statement of net assets
Delaware Focus Global Growth Fund

The following foreign currency exchange contracts were outstanding at May 31, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CHF	(8,994)	USD	9,309	6/3/13	$(100)
MNB	CHF	(143,944)	USD	149,211	6/4/13	(1,364)
MNB	DKK	917,547	USD	(160,189)	6/6/13	(206)
MNB	JPY	16,306,320	USD	(162,640)	6/5/13	(248)
						$(1,918)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR — American Depositary Receipt
CHF — Swiss Franc
DKK — Danish Krone
JPY — Japanese Yen
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Focus Global Growth Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends	$507,408
Interest	697
Foreign tax withheld	(40,495)	$467,610

Expenses:
Management fees	188,044
Distribution expenses – Class A	44,068
Distribution expenses – Class C	13,398
Distribution expenses – Class R	258
Registration fees	30,051
Dividend disbursing and transfer agent fees and expenses	17,688
Custodian fees	14,171
Accounting and administration expenses	8,573
Audit and tax	5,883
Dues and services	4,311
Reports and statements to shareholders	3,528
Legal fees	1,568
Pricing fees	1,515
Trustees’ fees	1,227
Insurance fees	245
Consulting fees	163
Trustees’ expenses	66	334,757
Less fees waived		(437)
Less waived distribution expenses – Class A		(7,345)
Less waived distribution expenses – Class R		(43)
Less expense paid indirectly		(15)
Total operating expenses		326,917
Net Investment Income		140,693

10

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	$534,523
Foreign currencies	(25,653)
Foreign currency exchange contracts	(10,384)
Net realized gain	498,486
Net change in unrealized appreciation (depreciation) of:
Investments	2,184,796
Foreign currencies	(1,238)
Foreign currency exchange contracts	(1,632)
Net change in unrealized appreciation (depreciation)	2,181,926
Net Realized and Unrealized Gain	2,680,412

Net Increase in Net Assets Resulting from Operations	$2,821,105

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Focus Global Growth Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$140,693	$16,352
Net realized gain (loss)	498,486	(919,560)
Net change in unrealized appreciation (depreciation)	2,181,926	3,451,617
Net increase in net assets resulting from operations	2,821,105	2,548,409

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(58,730)
Class C	—	(620)
Class R	—	(40)
Institutional Class	—	(58,539)
	—	(117,929)
Capital Share Transactions:
Proceeds from shares sold:
Class A	31,082,080	16,702,069
Class C	2,735,245	1,594,021
Class R	92,225	53,677
Institutional Class	3,579,742	4,334,407

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	52,125
Class C	—	620
Class R	—	40
Institutional Class	—	58,081
	37,489,292	22,795,040

12

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,648,982)	$(9,425,460)
Class C	(437,403)	(119,997)
Class R	(35,594)	—
Institutional Class	(6,054,137)	(1,226,332)
	(13,176,116)	(10,771,789)
Increase in net assets derived from capital share transactions	24,313,176	12,023,251
Net Increase in Net Assets	27,134,281	14,453,731

Net Assets:
Beginning of period	30,106,595	15,652,864
End of period (including undistributed net investment
income of $140,693 and $0, respectively)	$57,240,876	$30,106,595

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months				12/29/08[2]
Ended	Year Ended			to
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09
(Unaudited)
$15.900	$13.880	$13.720	$12.470	$8.500

0.052	(0.002)	—	0.025	0.050
1.108	2.133	0.594	2.422	3.920
1.160	2.131	0.594	2.447	3.970

—	—	(0.028)	(0.027)	—
—	(0.111)	(0.406)	(1.170)	—
—	(0.111)	(0.434)	(1.197)	—

$17.060	$15.900	$13.880	$13.720	$12.470

7.30%	15.49%	4.28%	21.31%	46.71%

$43,039	$16,753	$8,244	$2,413	$2,498
1.50%	1.55%	1.51%	1.20%	1.20%

1.55%	1.76%	2.78%	2.04%	2.54%
0.61%	(0.02% )	0.00%	0.20%	0.52%

0.56%	(0.23% )	(1.27% )	(0.64% )	(0.82% )
20%	37%	18%	30%	45%

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

15

Financial highlights
Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months	Year	12/29/10[2]
Ended	Ended	to
5/31/13[1]	11/30/12	11/30/11
(Unaudited)
$15.670	$13.780	$14.120

(0.001)	(0.113)	(0.108)
1.081	2.114	(0.232)
1.080	2.001	(0.340)

—	(0.111)	—
—	(0.111)	—

$16.750	$15.670	$13.780

6.89%	14.66%	(2.41% )

$4,037	$1,594	$68
2.25%	2.30%	2.30%

2.25%	2.46%	3.52%
(0.14% )	(0.77% )	(0.85% )

(0.14% )	(0.93% )	(2.07% )
20%	37%	18% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire period from December 1, 2010 through November 30, 2011.

17

Financial highlights
Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months	Year	12/29/10[2]
Ended	Ended	to
5/31/13[1]	11/30/12	11/30/11
(Unaudited)
$15.810	$13.840	$14.120

0.030	(0.040)	(0.043)
1.110	2.121	(0.237)
1.140	2.081	(0.280)

—	(0.111)	—
—	(0.111)	—

$16.950	$15.810	$13.840

7.21%	15.17%	(1.98% )

$123	$61	$5
1.75%	1.80%	1.80%

1.85%	2.06%	3.12%
0.36%	(0.27% )	(0.35% )

0.26%	(0.53% )	(1.67% )
20%	37%	18% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire period from December 1, 2010 through November 30, 2011.

19

Financial highlights
Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months				12/29/08[2]
Ended	Year Ended			to
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09
(Unaudited)
$15.970	$13.910	$13.720	$12.470	$8.500

0.072	0.035	0.038	0.025	0.050
1.118	2.136	0.586	2.422	3.920
1.190	2.171	0.624	2.447	3.970

—	—	(0.028)	(0.027)	—
—	(0.111)	(0.406)	(1.170)	—
—	(0.111)	(0.434)	(1.197)	—

$17.160	$15.970	$13.910	$13.720	$12.470

7.45%	15.75%	4.51%	21.31%	46.71%

$10,042	$11,699	$7,336	$4,781	$2,334
1.25%	1.30%	1.28%	1.20%	1.20%

1.25%	1.46%	2.47%	1.74%	2.24%
0.86%	0.23%	0.27%	0.20%	0.52%

0.86%	0.07%	(0.92% )	(0.34% )	(0.52% )
20%	37%	18%	30%	45%

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

21

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2013 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to the Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

23

Notes to financial statements
Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $15 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating

24

to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.30% of average daily net assets of the Fund through March 28, 2014. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $1,071 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 28, 2014 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50% respectively, of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$41,071
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,292
Distribution fees payable to DDLP	12,449
Other expenses payable to DMC and affiliates*	3,185

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $661 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

25

Notes to financial statements
Delaware Focus Global Growth Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2013, DDLP earned $15,712 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $30,599,058 and sales of $8,271,166 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $51,703,389. At May 31, 2013, the net unrealized appreciation was $7,272,818 of which $8,704,851 related to unrealized appreciation of investments and $1,432,033 related to unrealized depreciation of investments.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$328,634	$270,100

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

26

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Total
Common Stock[1]	$33,661,991	$20,886,090	$54,548,081
Short-Term Investments	—	4,428,126	4,428,126
Total	$33,661,991	$25,314,216	$58,976,207

Foreign currency exchange contracts	$—	$(1,918)	$(1,918)

1Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents 62% and 38%, respectively, of the total market value of this security type.

27

Notes to financial statements
Delaware Focus Global Growth Fund

3. Investments (continued)

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	1,864,767	1,093,726
Class C	166,105	104,911
Class R	5,541	3,487
Institutional Class	213,409	282,896

Shares issued upon reinvestment of dividends and distributions:
Class A	—	3,856
Class C	—	46
Class R	—	3
Institutional Class	—	4,317
	2,249,822	1,493,242
Shares redeemed:
Class A	(396,007)	(637,633)
Class C	(26,836)	(8,145)
Class R	(2,128)	—
Institutional Class	(360,896)	(82,033)
	(785,867)	(727,811)
Net increase	1,463,955	765,431

28

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

See the statement of operations on pages 10 and 11 for the realized and unrealized loss on foreign currency exchange contracts.

29

Notes to financial statements
Delaware Focus Global Growth Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$169,826	$55,920

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under

30

the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended May 31, 2013, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

31

Notes to financial statements
Delaware Focus Global Growth Fund

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

32

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

33

Semiannual report Delaware Macquarie Global Infrastructure Fund May 31, 2013 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Macquarie Global Infrastructure Fund at delawareinvestments.com.

Manage your investments online

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  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Macquarie Global Infrastructure Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
About the organization	32

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Macquarie Global Infrastructure Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,075.20	1.45%	$7.50
Class C	1,000.00	1,072.10	2.20%	11.37
Class R	1,000.00	1,074.50	1.70%	8.79
Institutional Class	1,000.00	1,076.70	1.20%	6.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	94.70%
Australia	7.80%
Brazil	3.17%
Canada	8.33%
China	6.85%
France	10.55%
Germany	6.00%
Italy	3.16%
Japan	3.40%
Luxembourg	1.14%
Mexico	0.30%
Netherlands	1.69%
Portugal	0.62%
Singapore	1.17%
Spain	2.43%
Switzerland	2.00%
United Kingdom	8.07%
United States	28.02%
U.S. Master Limited Partnerships	2.49%
Short-Term Investments	3.84%
Total Value of Securities	101.03%
Liabilities Net of Receivables and Other Assets	(1.03%)
Total Net Assets	100.00%

3

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund

Common stock and limited partnerships by sector²	Percentage of net assets
Consumer Discretionary	0.50%
Energy	18.04%
Industrials	37.52%
Specialized REITs	0.53%
Telecommunication Services	2.14%
Utilities	38.46%
Total	97.19%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

4

Statement of net assets
Delaware Macquarie Global Infrastructure Fund	May 31, 2013 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 94.70%
Australia – 7.80%
Asciano	171,797	$823,697
Transurban Group	395,973	2,613,410
		3,437,107
Brazil – 3.17%
Energias do Brasil	111,400	643,137
† LLX Logistica	390,800	308,241
Transmissora Alianca de Energia Eletrica	41,200	447,832
		1,399,210
Canada – 8.33%
Enbridge	43,813	1,900,980
TransCanada	38,555	1,769,189
		3,670,169
☐China – 6.85%
Beijing Enterprises Holdings	79,000	643,160
China Merchants Holdings International	216,587	713,981
CLP Holdings	40,000	337,068
COSCO Pacific	490,835	714,868
Dalian Port PDA	1,526,000	344,445
Hopewell Highway Infrastructure	549,000	268,125
		3,021,647
France – 10.55%
Aeroports de Paris	7,961	729,485
Eutelsat Communications	7,149	221,914
GDF Suez	67,719	1,381,075
Groupe Eurotunnel	219,713	1,768,186
Vinci	10,707	549,107
		4,649,767
Germany – 6.00%
E.ON	60,838	1,025,190
Fraport Frankfurt Airport Services Worldwide	18,986	1,117,294
Hamburger Hafen und Logistik	20,597	500,407
		2,642,891
Italy – 3.16%
Atlantia	72,915	1,241,658
SIAS	15,858	152,628
		1,394,286

5

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Japan – 3.40%
Japan Airport Terminal	13,839	$173,642
Kamigumi	34,000	257,431
Osaka Gas	71,000	286,811
Tokyo Gas	77,000	414,186
West Japan Railway	8,793	365,842
		1,497,912
Luxembourg – 1.14%
† Intelsat	20,591	501,803
		501,803
Mexico – 0.30%
† Promotora y Operadora de Infraestructura	14,710	134,221
		134,221
Netherlands – 1.69%
Koninklijke Vopak	12,347	745,014
		745,014
Portugal – 0.62%
† EDP Renovaveis	51,857	274,467
		274,467
Singapore – 1.17%
Hutchison Port Holdings Trust	656,000	516,174
		516,174
Spain – 2.43%
Abertis Infraestructuras	54,646	979,197
Red Electrica	1,733	92,143
		1,071,340
Switzerland – 2.00%
Flughafen Zuerich	1,792	880,898
		880,898
United Kingdom – 8.07%
Centrica	174,509	1,003,582
National Grid	113,846	1,353,722
Pennon Group	23,856	246,454
Severn Trent	9,560	298,072
SSE	27,954	656,179
		3,558,009

6

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States – 28.02%
American Electric Power	13,067	$598,730
American Water Works	15,025	600,099
Corrections Corporation of America	6,678	234,732
† Crown Castle International	6,200	441,750
Dominion Resources	13,230	748,157
Duke Energy	14,533	972,694
Exelon	34,300	1,074,962
ITC Holdings	4,921	426,011
Kinder Morgan	22,873	868,717
PG&E	25,760	1,156,881
Sempra Energy	10,000	813,000
Southern	47,900	2,102,809
Spectra Energy	35,958	1,099,236
Williams	34,500	1,213,709
		12,351,487
Total Common Stock (cost $39,975,895)		41,746,402

U.S. Master Limited Partnerships – 2.49%
El Paso Pipeline Partners	5,995	246,335
Enbridge Energy Partners	5,900	174,109
Enterprise Products Partners	7,065	419,590
Magellan Midstream Partners	2,550	132,575
Williams Partners	2,525	125,972
Total U.S. Master Limited Partnerships (cost $951,656)		1,098,581

	Principal
	amount (U.S. $)
Short-Term Investments – 3.84%
Repurchase Agreements – 3.84%
Bank of America 0.03%, dated 5/31/13, to be repurchased on
6/3/13, repurchase price $343,118 (collateralized by U.S.
Government obligations 0.75%-3.625% 6/15/14-8/15/19;
market value $349,979)	$343,117	343,117

7

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Principal
	amount (U.S.$)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 5/31/13, to be repurchased on
6/3/13, repurchase price $1,349,889 (collateralized by U.S.
Government obligations 0.00%-1.75% 8/29/13-1/31/18;
market value $1,376,881)	$1,349,883	$1,349,883
Total Short-Term Investments (cost $1,693,000)		1,693,000

Total Value of Securities – 101.03% (cost $42,620,551)		44,537,983
Liabilities Net of Receivables and
Other Assets – (1.03%)		(455,928	)«
Net Assets Applicable to 4,462,302
Shares Outstanding – 100.00%		$44,082,055

Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class A ($4,973,753 / 503,414 Shares)		$9.88
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class C ($1,278,089 / 129,721 Shares)		$9.85
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class R ($11,766 / 1,192 Shares)		$9.87
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Institutional Class ($37,818,447 / 3,827,975 Shares)		$9.88

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$41,300,796
Undistributed net investment income		706,911
Accumulated net realized gain on investments		162,855
Net unrealized appreciation of investments and derivatives		1,911,493
Total net assets		$44,082,055

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 and 4 in “Security type/country and sector allocations.”
†	Non income producing security.
☐	Securities listed and traded on the Hong Kong Stock Exchange.
«	Includes foreign currency valued at $218,005 with a cost of $219,647.

8

Net Asset Value and Offering Price Per Share –
Delaware Macquarie Global Infrastructure Fund
Net asset value Class A (A)	$9.88
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(191,847)	USD	183,766	6/3/13	$93
MNB	AUD	101,319	USD	(97,036)	6/5/13	(49)
MNB	CAD	1,961	USD	(1,898)	6/3/13	(5)
						$39

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Macquarie Global Infrastructure Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends	$1,130,056
Interest	948
Foreign tax withheld	(87,672)	$1,043,332

Expenses:
Management fees	183,789
Registration fees	29,101
Dividend disbursing and transfer agent fees and expenses	27,207
Custodian fees	12,421
Distribution expenses – Class A	6,504
Distribution expenses – Class C	5,340
Distribution expenses – Class R	21
Reports and statements to shareholders	11,350
Accounting and administration expenses	7,915
Audit and tax	6,013
Dues and services	4,326
Pricing fees	1,897
Legal fees	1,872
Trustees’ fees	978
Insurance fees	289
Consulting fees	193
Trustees’ expenses	66	299,282
Less fees waived		(42,596)
Less waived distribution expenses – Class A		(1,084)
Less waived distribution expenses – Class R		(4)
Less expense paid indirectly		(52)
Total operating expenses		255,546
Net Investment Income		787,786

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$813,721
Foreign currencies	865
Foreign currency exchange contracts	(8,621)
Net realized gain	805,965
Net change in unrealized appreciation (depreciation) of:
Investments	1,243,450
Foreign currencies	(5,058)
Foreign currency exchange contracts	436
Net change in unrealized appreciation (depreciation)	1,238,828
Net Realized and Unrealized Gain	2,044,793

Net Increase in Net Assets Resulting from Operations	$2,832,579

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Macquarie Global Infrastructure Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$787,786	$798,981
Net realized gain	805,965	456,047
Net change in unrealized appreciation (depreciation)	1,238,828	1,811,355
Net increase in net assets resulting from operations	2,832,579	3,066,383

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,014)	(43,147)
Class C	(3,585)	(8,410)
Class R	(33)	(100)
Institutional Class	(249,462)	(645,464)

Net realized gain:
Class A	(89,968)	(16,155)
Class C	(21,684)	(6,274)
Class R	(152)	(65)
Institutional Class	(839,542)	(232,714)
	(1,226,440)	(952,329)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,622,896	2,398,182
Class C	523,936	366,040
Class R	5,701	—
Institutional Class	6,336,030	23,337,850

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	70,268	54,212
Class C	23,730	13,575
Class R	184	164
Institutional Class	1,089,000	872,544
	9,671,745	27,042,567

12

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(294,753)	$(481,592)
Class C	(83,189)	(158,424)
Institutional Class	(3,451,642)	(12,005,946)
	(3,829,584)	(12,645,962)
Increase in net assets derived from capital share transactions	5,842,161	14,396,605
Net Increase in Net Assets	7,448,300	16,510,659

Net Assets:
Beginning of period	36,633,755	20,123,096
End of period (including undistributed net investment
income of $706,911 and $194,219, respectively)	$44,082,055	$36,633,755

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

14

			1/19/10[2]
Six Months Ended	Year Ended		to
5/31/13[1]	11/30/12	11/30/11	11/30/10
(Unaudited)
$9.490	$8.790	$8.670	$8.730

0.179	0.215	0.245	0.155
0.519	0.783	0.102	(0.111)
0.698	0.998	0.347	0.044

(0.060)	(0.189)	(0.166)	(0.104)
(0.248)	(0.109)	(0.061)	—
(0.308)	(0.298)	(0.227)	(0.104)

$9.880	$9.490	$8.790	$8.670

7.52%	11.52%	4.05%	0.63%

$4,974	$3,404	$1,298	$667
1.45%	1.45%	1.45%	1.45%

1.71%	1.83%	2.53%	12.24%
3.66%	2.32%	2.70%	2.15%

3.40%	1.94%	1.62%	(8.64% )
20%	65%	33%	87% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

15

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

16

			1/19/10[2]
Six Months Ended	Year Ended		to
5/31/13[1]	11/30/12	11/30/11	11/30/10
(Unaudited)
$9.480	$8.780	$8.660	$8.730

0.143	0.145	0.177	0.102
0.516	0.779	0.102	(0.106)
0.659	0.924	0.279	(0.004)

(0.041)	(0.115)	(0.098)	(0.066)
(0.248)	(0.109)	(0.061)	—
(0.289)	(0.224)	(0.159)	(0.066)

$9.850	$9.480	$8.780	$8.660

7.21%	10.75%	3.15%	0.04%

$1,278	$774	$503	$114
2.20%	2.20%	2.20%	2.20%

2.41%	2.53%	3.23%	12.94%
2.91%	1.57%	1.95%	1.40%

2.70%	1.24%	0.92%	(9.34% )
20%	65%	33%	87% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

17

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

18

			1/19/10[2]
Six Months Ended	Year Ended		to
5/31/13[1]	11/30/12	11/30/11	11/30/10
(Unaudited)
$9.480	$8.790	$8.670	$8.730

0.167	0.190	0.223	0.137
0.524	0.774	0.103	(0.108)
0.691	0.964	0.326	0.029

(0.053)	(0.165)	(0.145)	(0.089)
(0.248)	(0.109)	(0.061)	—
(0.301)	(0.274)	(0.206)	(0.089)

$9.870	$9.480	$8.790	$8.670

7.45%	11.24%	3.69%	0.45%

$12	$6	$5	$5
1.70%	1.70%	1.70%	1.70%

2.01%	2.13%	2.83%	12.54%
3.41%	2.07%	2.45%	1.90%

3.10%	1.64%	1.32%	(8.94% )
20%	65%	33%	87% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

19

Financial highlights
Delaware Macquarie Global Infrastructure Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

			12/31/09[2]
Six Months Ended	Year Ended		to
5/31/13[1]	11/30/12	11/30/11	11/30/10
(Unaudited)
$9.490	$8.790	$8.670	$8.500

0.191	0.237	0.266	0.170
0.520	0.782	0.106	0.118
0.711	1.019	0.372	0.288

(0.073)	(0.210)	(0.191)	(0.118)
(0.248)	(0.109)	(0.061)	—
(0.321)	(0.319)	(0.252)	(0.118)

$9.880	$9.490	$8.790	$8.670

7.67%	11.91%	4.22%	3.53%

$37,818	$32,450	$18,317	$2,071
1.20%	1.20%	1.20%	1.20%

1.41%	1.53%	2.23%	11.66%
3.91%	2.57%	2.95%	2.23%

3.70%	2.24%	1.92%	(8.23% )
20%	65%	33%	87%

21

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund	May 31, 2013 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Macquarie Global Infrastructure Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009–Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

23

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $ 52 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.90% on the first $500 million of average daily net assets of the Fund, 0.85% on the next $500 million, 0.80% on the next $1.5 billion and 0.75% on average daily net assets in excess of $2.5 billion.

DMC, on behalf of the Fund, has entered into an investment sub-advisory agreement with Macquarie Capital Investment Management LLC (MCIM), which is an affiliate of DMC. Both DMC and MCIM are wholly owned subsidiaries of Macquarie Group Limited. For its sub-advisory services, MCIM receives an asset-based fee from DMC. Such sub-advisory fee is paid by DMC, and not from the assets of the Fund.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain

24

insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.20% of average daily net assets of the Fund through March 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $989 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 28, 2014 to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$30,289
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,024
Distribution fees payable to DDLP	2,231
Other expenses payable to DMC and affiliates*	6,131

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

25

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $ 632 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2013, DDLP earned $1,905 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $13,289,173 and sales of $8,004,107 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, cost of investments for federal income tax purposes was $43,254,990. At May 31, 2013, net unrealized appreciation was $1,282,993, of which $3,797,264 related to unrealized appreciation of investments and $2,514,271 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

26

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Total
Common Stock[1]	$18,056,891	$23,689,511	$41,746,402
U.S. Master Limited Partnerships	1,098,581	—	1,098,581
Short-Term Investments	—	1,693,000	1,693,000
Total	$19,155,472	$25,382,511	$44,537,983

Foreign Currency Exchange Contracts	$—	$39	$39

[1]	Security type is valued across multiple levels. The amount attributed to Level 1 securities and Level 2 securities represents 43% and 57%, respectively, of the total market value of this security type.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	166,837	257,581
Class C	53,747	39,736
Class R	559	—
Institutional Class	645,237	2,541,855

Shares issued upon reinvestment of dividends and distributions:
Class A	7,480	6,112
Class C	2,527	1,541
Class R	19	19
Institutional Class	115,819	98,342
	992,225	2,945,186

Shares redeemed:
Class A	(29,753)	(52,430)
Class C	(8,218)	(16,883)
Institutional Class	(354,284)	(1,302,057)
	(392,255)	(1,371,370)
Net increase	599,970	1,573,816

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

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Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$58,017	$54,816

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market

29

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

7. Securities Lending (continued)

value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2013, the Fund had no securities out on loan.

30

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

32

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 2, 2013